Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash payments:
Interest	¥ 92,424	¥ 75,013	¥ 71,280
Income taxes, net	¥ 67,065	¥ 181,854	¥ 50,813